Leases (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Jun. 30, 2020
Leases [Abstract]
Weighted-average remaining lease term	2 years 8 months 12 days	2 years 8 months 12 days	3 years 10 months 6 days
Weighted-average discount rate	5.00%	5.00%	5.00%
Total cash payments under leases	$ 64,000	$ 218,700	$ 295,700
Lease expense	$ 59,900	$ 211,100	$ 293,500